Commitments and Contingencies (Tables)	12 Months Ended
Aug. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Rental Commitments Under Non-Cancelable Operating Leases

Future rental commitments under non-cancellable operating leases as of August 31, 2018 were as follows:

RMB
Year ending August 31:
2019	38,990
2020	31,809
2021	21,650
2022	17,020
2023	13,605
Thereafter	132,415

255,489

Schedule of Future Minimum Capital Commitments Under Non-Cancellable Construction Contracts	As of August 31, 2018, future minimum capital commitments under non-cancelable construction contracts were as follows:

RMB
Capital commitment for construction of schools	53,202